Taxes on Income - Schedule of Taxes on Income (Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes on Income (Tax Benefits) [Abstract]
Current taxes	$ 1,835	$ 1,463	$ 12,619
Deferred taxes		(493)	9,946
Taxes on income	1,835	970	22,565
Domestic	117	(16)	20,400
Foreign	1,718	986	2,165
Current taxes	117	174	11,119
Deferred taxes		(190)	9,281
Domestic	117	(16)	20,400
Current taxes	1,718	1,289	1,500
Deferred taxes		(303)	665
Foreign	$ 1,718	$ 986	$ 2,165